FAIR VALUE (Details 5) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total
Assets and liabilities measured at fair value on a nonrecurring basis
Contingent consideration	$ (27,495)	$ (51,419)
Foreign currency forward contracts	14	8
Total	(27,481)	(51,411)
Other Observable Inputs (Level 2)
Assets and liabilities measured at fair value on a nonrecurring basis
Foreign currency forward contracts	14	8
Total	14	8
Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value on a nonrecurring basis
Contingent consideration	(27,495)	(51,419)
Total	$ (27,495)	$ (51,419)